Contingently Redeemable Preferred Stock (Tables)	12 Months Ended
Dec. 31, 2020
Contingently Redeemable Preferred Stock [Abstract]
Schedule of contingently redeemable preferred stock
As of December 31, 2020 (in thousands, except share and per share amounts)
	Liquidation Preference as of 10/30/2020	Redemption through issuance of Cash	Redemption through issuance of Class A Common Stock	Number of Class A Common Shares Issued (*)
Series H	$124,779	$18,136	$106,643	10,600,347
Series I	28,593	28,593	-	-
Series J	16,447	16,447	-	-
	$169,819	$63,176	$106,643	10,600,347

(*)	Securities of the surviving company: SOC Telemed, Inc.

As of December 31, 2019 (in thousands, except share and per share amounts)
	Shares Authorized	Shares Issued and Outstanding	Issue Price	Carrying Amount
Series H	8,814,825	8,814,825	$2.82	$32,675
Series I	20,000	20,000	1,000.00	25,412
Series J	4,000	4,000	1,000.00	3,820
	8,838,825	8,838,825		$61,907